INCOME TAXES - Components of Income Taxes in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Available-for-sale securities	$ (1)	$ 1	$ (2)
Net investment hedges	(8)	3	3
Cash flow hedges	10	(3)	8
Equity accounted investments	(1)	(7)	0
Total deferred tax (expense) recovery in other comprehensive income	$ 0	$ (6)	$ 9